Advances Payments for Goods (Tables)	12 Months Ended
Dec. 31, 2024
Advances Payments for Goods [Abstract]
Schedule of Advances Payments for Goods	Advances payments for goods consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Advances payments for goods	$4,361,465	$3,060,430